Stock-Based Compensation (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation
Non-cash, stock-based compensation	$ 29,647,000	$ 38,573,000	$ 31,163,000
Non-Performance Based Stock Awards
Stock-Based Compensation
Unrecognized compensation expense	12,000,000
Future forfeiture rate (as a percent)	3.70%
Weighted average period for recognition of compensation cost	2 years
Stock option adjustment 2011
Stock-Based Compensation
Non-cash, stock-based compensation		13,000,000
Stock option adjustment 2012
Stock-Based Compensation
Non-cash, stock-based compensation	4,000,000
Subscriber-related
Stock-Based Compensation
Non-cash, stock-based compensation	1,947,000	1,607,000	1,914,000
General and administrative
Stock-Based Compensation
Non-cash, stock-based compensation	$ 27,700,000	$ 36,966,000	$ 29,249,000